Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Narrative (Details)		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) reporting_unit unit asset_group	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)
Basis of presentation
Number of wireless connections		4,900,000
Wireline and Cable connections		1,200,000
FCC licenses, number of accounting units | unit		8
FCC licenses, number of accounting units, built licenses | unit		1
FCC licenses, number of accounting units, unbuilt licenses | unit		7
Loss on impairment of goodwill		$ 0	$ 0	$ 262,000,000
Goodwill		547,000,000	509,000,000	509,000,000
Depreciation, amortization and accretion		932,000,000	883,000,000	844,000,000
Net income		147,000,000	175,000,000	157,000,000
Advertising costs		227,000,000	230,000,000	228,000,000
U.S. Cellular
Basis of presentation
Loss on impairment of goodwill				370,000,000
Goodwill				0
Depreciation, amortization and accretion		702,000,000	640,000,000	615,000,000
Net income		133,000,000	164,000,000	15,000,000
Agent liability		$ 59,000,000	63,000,000
TDS Telecom
Basis of presentation
Number of reporting units | reporting_unit		2
Loss on impairment of goodwill				0
Asset groups | asset_group		2
Depreciation, amortization and accretion		$ 200,000,000	212,000,000	195,000,000
Net income		92,000,000	89,000,000	138,000,000
Wireline
Basis of presentation
Loss on impairment of goodwill		0	0	0
Goodwill		409,000,000	409,000,000	409,000,000
Depreciation, amortization and accretion		132,000,000	142,000,000	151,000,000
HMS
Basis of presentation
Goodwill				0
Cable
Basis of presentation
Loss on impairment of goodwill		0	0	0
Goodwill		138,000,000	100,000,000	100,000,000
Depreciation, amortization and accretion		$ 68,000,000	69,000,000	$ 44,000,000
U.S. Cellular
Basis of presentation
Asset groups | asset_group		1
Franchise rights
Basis of presentation
Useful life		15 years
Franchise rights | Intangible Assets, Amortization Period
Basis of presentation
Renewal period		10 years
Useful life		15 years
Impairment of intangible assets	$ 0
Depreciation, amortization and accretion			17,000,000
Net income			$ (13,000,000)
Basic and diluted earnings (loss) per share available to TDS common shareholders (in dollars per share) | $ / shares			$ (0.11)
Licenses
Basis of presentation
Renewal period		12 years
Licenses | U.S. Cellular
Basis of presentation
Impairment of intangible assets		$ 0	$ 0
Minimum | Leasehold Improvements
Basis of presentation
Useful life		1 year
Minimum | Licenses
Basis of presentation
Renewal period		10 years
Maximum | Leasehold Improvements
Basis of presentation
Useful life		30 years
Maximum | Licenses
Basis of presentation
Renewal period		15 years
U.S. Cellular
Basis of presentation
TDS ownership of U.S. Cellular		82.00%